COMPREHENSIVE INCOME/LOSS	12 Months Ended
Dec. 31, 2013
COMPREHENSIVE INCOME/LOSS
COMPREHENSIVE INCOME/LOSS

NOTE 4—COMPREHENSIVE INCOME/LOSS

        Total comprehensive income (loss) for the years ended December 31, 2013, 2012 and 2011 consisted of the following:

	Years ended December 31,
	2013	2012	2011
	(in thousands)
Net income (loss)	$(22,730)	$(35,579)	$11,777
Other Comprehensive income (loss)
Foreign currency translation	(13,759)	(3,272)	13,470

Total Comprehensive income (loss)	(36,489)	(38,851)	25,247

Comprehensive loss attributable to noncontrolling interests(1)	9	1,194	1,610

Comprehensive income (loss) attributable to UTStarcom Holdings Corp	$(36,480)	$(37,657)	$26,857

(1)
Comprehensive loss attributable to noncontrolling interests consisted solely of net loss.

        The changes in noncontrolling interests during the years ended December 31, 2013, 2012 and 2011 were as follows:

	Years ended December 31,
	2013	2012	2011
	(in thousands)
Balance at beginning of period	$814	$6,401	$8,011
Comprehensive loss attributable to noncontrolling interests	(9)	(1,194)	(1,610)
Noncontrolling interests reducing from deconsolidation	(805)	(4,393)	—

Balance at end of period	$—	$814	$6,401